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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003
                                               -----------------

Check here if Amendment [  ];   Amendment Number:
                                                 --------
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       RBS Partners, L.P.
            --------------------
Address:    200 Greenwich Avenue
            --------------------
            Greenwich, CT 06830
            --------------------


 Form 13F File Number: 28-2610
                       -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William C. Crowley
          ----------------------------
Title:    President of General Partner
          ----------------------------
Phone:    (203) 861-4600
          ----------------------------

Signature, Place, and Date of Signing:

/s/ William C. Crowley            Greenwich, CT              February 13, 2004
----------------------     ----------------------------      -----------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                      0

Form 13F Information Table Entry Total:                16

Form 13F Information Table Value Total:        $5,790,512
                                            (in thousands)



PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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
                                                     FORM 13F INFORMATION TABLE

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COLUMN 1             COLUMN 2    COLUMN 3      COLUMN 4          COLUMN 5           COLUMN 6    COLUMN 7              COLUMN 8
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NAMES OF             TITLE OF                   VALUE       SHRS OR   SH/   PUT/   INVESTMENT    OTHER           VOTING AUTHORITY
 ISSUER               CLASS        CUSIP       [x$1000]     PRN AMT   PRN   CALL   DISCRETION   MANAGERS       SOLE   SHARED   NONE
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Autozone Inc.      Common         053332-10-2    897,519  10,533,020   SH           DEFINED                 10,533,020
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Autozone Inc.      Common         053332-10-2    800,606   9,395,680   SH            SOLE                    9,395,680
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AutoNation, Inc.   Common         05329W-10-2    359,631  19,577,107   SH           DEFINED                 19,577,107
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AutoNation, Inc.   Common         05329W-10-2  1,021,761  55,621,193   SH            SOLE                   55,621,193
------------------------------------------------------------------------------------------------------------------------------------
Deluxe Corp.       Common         248019-10-1     35,447     857,667   SH           DEFINED                    857,667
------------------------------------------------------------------------------------------------------------------------------------
Deluxe Corp.       Common         248019-10-1    207,030   5,009,203   SH            SOLE                    5,009,203
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Footstar Inc.      Common         344912-10-0      1,755     455,938   SH           DEFINED                    455,938
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Footstar Inc.      Common         344912-10-0      8,425   2,188,262   SH            SOLE                    2,188,262
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Payless
ShoeSource Inc.    Common         704379-10-6      6,438     480,113   SH           DEFINED                    480,113
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Payless
ShoeSource Inc.    Common         704379-10-6     63,248   4,716,487   SH            SOLE                    4,716,487
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Sears, Roebuck
& Co.              Common         812387-10-8    204,353   4,492,266   SH           DEFINED                  4,492,266
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Sears, Roebuck
& Co.              Common         812387-10-8  1,210,386  26,607,734   SH            SOLE                   26,607,734
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Kmart Holding
Corporation        Common         498780-10-5    875,896  36,571,873   SH           DEFINED                 36,571,873
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Kmart Holding
Corporation        Common         498780-10-5     83,567   3,489,225   SH            SOLE                    3,489,225
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Providian          Note
Financial Corp     3.250% 8/1     74406-AAA-0      1,449   1,520,812  PRN           DEFINED                        N/A
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Providian          Note
Financial Corp     3.250% 8/1     74406-AAA-0     13,001  13,649,188  PRN            SOLE                          N/A
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

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.